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Motley Fool | MFAM Mid-Cap Growth Fund
MFAM Mid-Cap Growth Fund (the " Mid-Cap Growth Fund " ) Summary Section
Investment Objective

The investment objective of the Mid-Cap Growth Fund is to achieve long-term capital appreciation. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Shares of the Mid-Cap Growth Fund, which are not reflected in the tables or the examples below.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Mid-Cap Growth Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Motley Fool - MFAM Mid-Cap Growth Fund - USD ($)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none
Exchange Fee	none	none
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$ 24	$ 24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Motley Fool - MFAM Mid-Cap Growth Fund		Investor Shares	Institutional Shares
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		none	none
Shareholder Servicing Fee		0.20%	none
Other Operating Expenses	[1]	0.07%	0.13%
Other Expenses		0.27%	0.13%
Total Annual Fund Operating Expenses		1.12%	0.98%
Fee Waivers and/or Expense Reimbursements	[2]	(0.02%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		1.10%	0.95%
[1]	Effective as of February 1, 2019, the Board of Directors of The RBB Fund, Inc. ("Board") adopted a Shareholder Servicing Plan for Investor Shares that provides for an annual shareholder service fee amount of up to 0.20% of the Investor Shares' average daily net assets.
[2]	The Mid-Cap Growth Fund's investment adviser, Motley Fool Asset Management, LLC (the "Adviser") has contractually agreed to pay, waive or absorb a portion of the Mid-Cap Growth Fund's Investor Shares and Institutional Shares expenses through the end of December 31, 2020, or such later date as may be determined by the Mid-Cap Growth Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15% and 0.95% annually of average daily net assets of the Investor Shares and Institutional Shares, respectively. If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Mid-Cap Growth Fund's fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Mid-Cap Growth Fund, but otherwise it can be terminated only by the Board.

Example

This Example is intended to help you compare the cost of investing in the Mid-Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares in the Mid-Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year and (2) the Mid-Cap Growth Fund operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year). Although your actual costs may be higher or lower, based on these assumptions your costs of investing in the Fund would be:

Expense Example - Motley Fool - MFAM Mid-Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Shares	112	354	615	1,361
Institutional Shares	969	3,091	5,388	11,986

Portfolio Turnover

The Mid-Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Mid-Cap Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Growth Fund's performance. During the fiscal year ended August 31, 2019, the Mid-Cap Growth Fund's portfolio turnover rate was 4%.

Principal Investment Strategies

The Mid-Cap Growth Fund pursues its investment objective by using a quality growth investing style. The Fund invests in a focused portfolio of the common stocks of high-quality companies organized in the United States that are engaged in a broad range of industries.

Under normal market conditions, the Mid-Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies having mid-market capitalizations. For this purpose, the Adviser currently defines mid-market capitalization companies as having similar market capitalizations to the companies in the Russell Midcap® Growth Total Return Index. That index is used for the purpose of determining range and not for targeting portfolio management. Under normal circumstances, the Mid-Cap Growth Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments for the Mid-Cap Growth Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Mid-Cap Growth Fund's investment portfolio, the Adviser regularly reviews and adjusts the Mid-Cap Growth Fund's allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. The Mid-Cap Growth Fund will sell securities in which it has invested based upon the Adviser's analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security's current market price, business fundamentals relating to the issuer, and developments affecting the issuer's business prospects and risks.

The Mid-Cap Growth Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and trajectory. The Adviser's approach employs a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser's process looks at the company's long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Trajectory.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser's desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser's process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Mid-Cap Growth Fund's investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Mid-Cap Growth Fund's net assets. To limit the risks associated with highly concentrated holdings, the Mid-Cap Growth Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Mid-Cap Growth Fund's net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser's investment criteria.

While investing in a particular sector is not a principal investment strategy of the Mid-Cap Growth Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Currently, the Mid-Cap Growth Fund is significantly invested in the consumer discretionary sector, health care sector, and information technology sector, which means it will be more affected by the performance of such sectors than a fund that is not so significantly invested. The Fund may also seek to increase its income by lending portfolio securities.

Principal Investment Risks

The value of the Mid-Cap Growth Fund's investments may decrease, which will cause the value of the Mid-Cap Growth Fund's shares to decrease. As a result, you may lose money on your investment in the Mid-Cap Growth Fund, and there can be no assurance that the Mid-Cap Growth Fund will achieve its investment objective. The Mid-Cap Growth Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Mid-Cap Growth Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company's products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Mid-Cap Growth Fund's investments in common stocks. In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Consumer Discretionary Sector Risk

The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Cyber Security Risk

Cyber security risk is the risk of an unauthorized breach and access to the Mid-Cap Growth Fund's assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Mid-Cap Growth Fund, the Adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent the Mid-Cap Growth Fund's investors from purchasing, redeeming or exchanging shares or receiving distributions. The Mid-Cap Growth Fund and the Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Mid-Cap Growth Fund or its service providers may adversely impact and cause financial losses to the Mid-Cap Growth Fund or its shareholders.

Health Care Sector Risk

Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by regulatory changes. Other risk factors include rising costs of medical products and services, pricing pressure and limited product lines, loss or impairment of intellectual property rights and litigation regarding product or service liability.

Information Technology Sector Risk

In addition to market or economic factors, companies in the information technology sector and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition.

Investments in Mid-Capitalization Companies

The Mid-Cap Growth Fund invests in securities of mid-capitalization companies. Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Mid-Cap Growth Fund pursues a quality growth style of investing. Quality growth investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow. If the Adviser's assessment of a company's quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Mid-Cap Growth Fund could suffer losses or produce poor performance relative to other funds. In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Mid-Cap Growth Fund will underperform the market and its peers over short time frames.

Securities Lending Risk

The Mid-Cap Growth Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Performance Information: The bar chart and performance table below illustrate the risks and volatility of an investment in the Mid-Cap Growth Fund. The Mid-Cap Growth Fund's past performance, both before and after taxes, does not necessarily indicate how the Mid-Cap Growth Fund will perform in the future. Updated performance information is available online at www.mfamfunds.com or by calling 1-888-863-8803 (toll free).

 The Mid-Cap Growth Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Motley Fool Great America Fund, a series of The Motley Fool Funds Trust (the "Predecessor Fund"), in exchange for shares of the Mid-Cap Growth Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Fund, which was also a publicly-sold open-end mutual fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Mid-Cap Growth Fund.

The bar chart shows changes in the performance of the Mid-Cap Growth Fund's Investor Shares from year to year.

Total Returns for Calendar Years Ended December 31

Best Quarter: 13.20% in the quarter ended March 31, 2012
Worst Quarter: -20.01% in the quarter ended December 31, 2018

The year-to-date total return for the nine months ended September 30, 2019 was 17.62%.

The performance table shows how the Mid-Cap Growth Fund's Investor Shares and Institutional Shares average annual total returns for the periods indicated compare with those of the Russell Midcap® Growth Total Return Index, a broad measure of market performance.

PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2018)
Average Annual Total Returns - Motley Fool - MFAM Mid-Cap Growth Fund		1 Year	5 Years	Since Inception	Inception Date
Investor Shares	[1]	(11.34%)	5.30%	10.91%	Nov. 01, 2010
Investor Shares | After Taxes on Distributions	[1]	(12.47%)	4.75%	10.50%	Nov. 01, 2010
Investor Shares | After Taxes on Distributions and Sales	[1]	(5.91%)	4.16%	8.95%	Nov. 01, 2010
Institutional Shares	[2]	(11.20%)		5.71%	Jun. 17, 2014
Russell Midcap® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)		(4.75%)	7.42%	11.47%	Nov. 01, 2010
[1]	The Investor Shares of the Predecessor Fund commenced operations on November 1, 2010.
[2]	The Institutional Shares of the Predecessor Fund commenced operations on June 17, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Mid-Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return after Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, because a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown only for Investor Shares; after-tax returns for Institutional Shares will vary to the extent each class has different expenses.